Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 27, 2024	Oct. 24, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table provides information regarding “Compensation Actually Paid” to our NEOs as determined and defined under SEC rules and does not reflect compensation actually earned, realized, or received by the Company’s NEOs. The Board of Directors did not consider the pay versus performance disclosure below in making its pay decisions for 2024.

Value of Initial
Fixed $100
Investment
based on:(2)
			Average	Average
	Summary		Summary	Compensation
	Compensation	Compensation	Compensation	Actually Paid
	Table Total	Actually Paid	Table Total for	to Other		Peer		Non-GAAP
	for CEO(1)	to CEO(1)	Other NEOs(1)	NEOs(1)	INGM	Group	Net Income	EBITDAR
Year	($)	($)	($)	($)	TSR ($)	TSR ($)	($Millions)	($Millions)(3)
2024	17,463,003	16,147,130	7,808,794	7,218,356	98.58	99.17	264.2	1,300.8
(1)	This table presents pay versus performance information for the following executive officers:

Fiscal Year	CEO	Other NEOs
2024	Paul Bay	Michael Zilis, Scott Sherman, Augusto Aragone, and Alain Monié

2024 Compensation Actually Paid reflects the following adjustments to the applicable amounts in the “Summary Compensation Table” (“SCT”):

		Average of
		Other
	CEO ($)	NEOs ($)(c)
2024 Total Reported in SCT	17,463,003	7,808,794
Less, value of stock awards reported in SCT	(13,929,018)	(6,742,639)
Plus, year-end value of awards granted in 2024 that were unvested and outstanding as of 12/28/2024(a)	7,948,947	3,577,315
Plus, value of awards granted in 2024 that vested in 2024(b)	4,664,198	2,574,886
Compensation Actually Paid for 2024	16,147,130	7,218,356

(a)For RSUs, based on a price $19.59 per share, which was the closing sale price of the Company’s Common Stock on the NYSE on December 27, 2024, the last trading day of Fiscal Year 2024. For PSUs, based on a price of $14.66 per share, calculated assuming the probable outcome of the market conditions on December 27, 2024, using a Monte Carlo simulation model.

(b)Reflects the value of awards that vested in full on October 24, 2024, the first trading day of the Company’s Common Stock on the NYSE, based on a price of $22.00 per share, the IPO price.

(c)Figures for all Other NEOs are included in the average figures shown in this column.

(2)

The Peer Group total shareholder return (“TSR”) is calculated using the peer group used for compensation purposes, as described in “Compensation Discussion and Analysis—Overall Design and Rewards of the Executive Compensation Program—Design Principles.” This comparator peer group is different from the peer group we use for purposes of the stock performance graph included in Item 5 of our 2024 Form 10-K. The comparison assumes $100 was invested for the period starting October 24, 2024, through the end of 2024 (the “Measurement Period”) for purposes of calculating the cumulative TSR of the Company and the peer group over the Measurement Period. Historical stock performance is not necessarily indicative of future stock performance.

(3)

We determined Non-GAAP EBITDAR to be the most important financial performance measure used to link Company performance to Compensation Actually Paid in 2024. This performance measure may not have been the most important financial performance measure in prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years. For more information about this measure, including how it is calculated, see “Compensation Discussion and Analysis—What Is Rewarded.”

Company Selected Measure Name	Non-GAAP EBITDAR
Named Executive Officers, Footnote
(1)	This table presents pay versus performance information for the following executive officers:

Fiscal Year	CEO	Other NEOs
2024	Paul Bay	Michael Zilis, Scott Sherman, Augusto Aragone, and Alain Monié

Peer Group Issuers, Footnote
(2)

The Peer Group total shareholder return (“TSR”) is calculated using the peer group used for compensation purposes, as described in “Compensation Discussion and Analysis—Overall Design and Rewards of the Executive Compensation Program—Design Principles.” This comparator peer group is different from the peer group we use for purposes of the stock performance graph included in Item 5 of our 2024 Form 10-K. The comparison assumes $100 was invested for the period starting October 24, 2024, through the end of 2024 (the “Measurement Period”) for purposes of calculating the cumulative TSR of the Company and the peer group over the Measurement Period. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 17,463,003
PEO Actually Paid Compensation Amount	$ 16,147,130
Adjustment To PEO Compensation, Footnote
(1)	This table presents pay versus performance information for the following executive officers:

Fiscal Year	CEO	Other NEOs
2024	Paul Bay	Michael Zilis, Scott Sherman, Augusto Aragone, and Alain Monié

2024 Compensation Actually Paid reflects the following adjustments to the applicable amounts in the “Summary Compensation Table” (“SCT”):

		Average of
		Other
	CEO ($)	NEOs ($)(c)
2024 Total Reported in SCT	17,463,003	7,808,794
Less, value of stock awards reported in SCT	(13,929,018)	(6,742,639)
Plus, year-end value of awards granted in 2024 that were unvested and outstanding as of 12/28/2024(a)	7,948,947	3,577,315
Plus, value of awards granted in 2024 that vested in 2024(b)	4,664,198	2,574,886
Compensation Actually Paid for 2024	16,147,130	7,218,356

(a)For RSUs, based on a price $19.59 per share, which was the closing sale price of the Company’s Common Stock on the NYSE on December 27, 2024, the last trading day of Fiscal Year 2024. For PSUs, based on a price of $14.66 per share, calculated assuming the probable outcome of the market conditions on December 27, 2024, using a Monte Carlo simulation model.

(b)Reflects the value of awards that vested in full on October 24, 2024, the first trading day of the Company’s Common Stock on the NYSE, based on a price of $22.00 per share, the IPO price.

(c)Figures for all Other NEOs are included in the average figures shown in this column.

Non-PEO NEO Average Total Compensation Amount	$ 7,808,794
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,218,356
Adjustment to Non-PEO NEO Compensation Footnote
(1)	This table presents pay versus performance information for the following executive officers:

Fiscal Year	CEO	Other NEOs
2024	Paul Bay	Michael Zilis, Scott Sherman, Augusto Aragone, and Alain Monié

2024 Compensation Actually Paid reflects the following adjustments to the applicable amounts in the “Summary Compensation Table” (“SCT”):

		Average of
		Other
	CEO ($)	NEOs ($)(c)
2024 Total Reported in SCT	17,463,003	7,808,794
Less, value of stock awards reported in SCT	(13,929,018)	(6,742,639)
Plus, year-end value of awards granted in 2024 that were unvested and outstanding as of 12/28/2024(a)	7,948,947	3,577,315
Plus, value of awards granted in 2024 that vested in 2024(b)	4,664,198	2,574,886
Compensation Actually Paid for 2024	16,147,130	7,218,356

(a)For RSUs, based on a price $19.59 per share, which was the closing sale price of the Company’s Common Stock on the NYSE on December 27, 2024, the last trading day of Fiscal Year 2024. For PSUs, based on a price of $14.66 per share, calculated assuming the probable outcome of the market conditions on December 27, 2024, using a Monte Carlo simulation model.

(b)Reflects the value of awards that vested in full on October 24, 2024, the first trading day of the Company’s Common Stock on the NYSE, based on a price of $22.00 per share, the IPO price.

(c)Figures for all Other NEOs are included in the average figures shown in this column.

Compensation Actually Paid vs. Total Shareholder Return	CEO and Average Other NEO Compensation Actually Paid Versus Company TSR
Compensation Actually Paid vs. Net Income	CEO and Average Other NEO Compensation Actually Paid Versus Net Income
Compensation Actually Paid vs. Company Selected Measure	CEO and Average Other NEO Compensation Actually Paid Versus Non-GAAP EBITDAR
Tabular List, Table

Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our NEOs for 2024 to Company performance. For more information about these measures, which are the only two financial performance measures on which executive compensation was based in 2024, see “Compensation Discussion and Analysis—What Is Rewarded.” The measures in these tables are not ranked.

Most Important Financial Performance Measures for 2024
Non-GAAP EBITDAR
Multiple of Invested Capital

Total Shareholder Return Amount	$ 98.58
Peer Group Total Shareholder Return Amount	99.17
Net Income (Loss)	$ 264,200,000
Company Selected Measure Amount	1,300,800,000
PEO Name	Paul Bay
RSUs share price		$ 19.59
PSUs share price		$ 14.66
IPO share price			$ 22
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP EBITDAR
Non-GAAP Measure Description

(3)

We determined Non-GAAP EBITDAR to be the most important financial performance measure used to link Company performance to Compensation Actually Paid in 2024. This performance measure may not have been the most important financial performance measure in prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years. For more information about this measure, including how it is calculated, see “Compensation Discussion and Analysis—What Is Rewarded.”

Measure:: 2
Pay vs Performance Disclosure
Name	Multiple of Invested Capital
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,929,018)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,948,947
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,664,198
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,742,639)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,577,315
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,574,886